SHARE CAPITAL (Stock Options) (Details)	12 Months Ended					1 Months Ended	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 ILS	Dec. 31, 2012 ILS	Jan. 31, 2012 Stock Options [Member] USD ($)	Dec. 31, 2013 Stock Options [Member]	Dec. 31, 2012 Stock Options [Member] USD ($)	Oct. 31, 2007 Restricted Stock Units (RSUs) [Member] ILS
Share Based Compensation Arrangement By Share Based Payment Award Line Items
Shares authorized							10,142,433
Options available for future grants							0
Vesting period						24 months	3 years
Expiration period							4 years
Ordinary shares, par value per share				1	1				0.1
Shares granted		112,500				100,000		12,500
Granted						$ 1.50		$ 1.50